DETAILS OF CASH FLOWS - Items not involving current cash flows (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
DETAILS OF CASH FLOWS
Straight-line rent amortization	$ (11,843)	$ (16,690)
Tenant incentive amortization	54	4,403
Unit-based compensation expense (recovery)	5,360	10,213
Fair value (gains) losses on investment properties, net	(53,037)	172,676
Depreciation and amortization	1,289	1,272
Fair value (gains) losses on financial instruments, net	(5,166)	17,296
Gain on sale of investment properties	0	1,505
Amortization of issuance costs relating to debentures and term loans	2,421	1,953
Amortization of deferred financing costs	512	535
Deferred income tax recovery	22,178	(16,195)
Unrealized foreign exchange loss on the 2024 Term Loan	15,383	0
Other	(19)	33
Items not involving current cash flows	$ (22,868)	$ 177,001